(Loss)/gain on disposals - West Rigel Transferred to Asset Held for Sale (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Sep. 30, 2016	[3]	Jun. 30, 2016	[3]	Mar. 31, 2016	[3]	Dec. 02, 2015
Significant Acquisitions and Disposals [Line Items]
Book value on disposal		$ 15,807.0	$ 16,409.0
(Loss)/gain on disposals	[1]	0.0	63.0	[2]	$ (632.0)
Assets held for sale - non-current		128.0	128.0	[3]		$ 128.0		$ 128.0		$ 128.0
Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Book value on disposal		14,276.0	14,930.0
West Rigel | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Book value on disposal			210.0									$ 210.0
(Loss)/gain on disposals			82.0
Assets held for sale - non-current			128.0
West Rigel | Assets held for sale | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
(Loss)/gain on disposals		0.0	82.0
Assets held for sale - non-current		$ 128.0	128.0		$ 0.0
Loss on Disposal | West Rigel | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Book value on disposal			210.0
Loss on Disposal | West Rigel | Assets held for sale | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
(Loss)/gain on disposals			$ (82.0)

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[2]	Refer to Note 39 "Restatement of previously issued financial statements"
[3]	Refer to Note 39 "Restatement of previously issued financial statements"